Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Contrafund® Portfolio

September 30, 2019

VIPCON-QTLY-1119
1.808782.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc. (a)	75,955	$1,616,322
Entertainment - 2.9%
Activision Blizzard, Inc.	114,000	6,032,880
Electronic Arts, Inc. (a)	50,000	4,891,000
Live Nation Entertainment, Inc. (a)	425,110	28,201,797
Netflix, Inc. (a)	1,194,300	319,618,566
Spotify Technology SA (a)	22,200	2,530,800
Take-Two Interactive Software, Inc. (a)	382,000	47,879,880
The Walt Disney Co.	657,500	85,685,400
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	11,499	0
		494,840,323
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	5,600	6,838,384
Class C (a)	635,933	775,202,327
CarGurus, Inc. Class A (a)	35,113	1,086,747
Facebook, Inc. Class A (a)	3,733,055	664,782,434
Match Group, Inc. (d)	12,500	893,000
Twitter, Inc. (a)	355,200	14,634,240
		1,463,437,132
Media - 0.8%
Charter Communications, Inc. Class A (a)	16,300	6,717,556
Comcast Corp. Class A	2,809,800	126,665,784
Liberty Media Corp. Liberty Formula One Group Series C (a)	24,900	1,035,591
		134,418,931
Wireless Telecommunication Services - 0.4%
SoftBank Corp.	49,500	1,953,291
T-Mobile U.S., Inc. (a)	947,700	74,650,329
		76,603,620

TOTAL COMMUNICATION SERVICES		2,170,916,328

CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.0%
General Motors Co.	33,500	1,255,580
Toyota Motor Corp.	15,900	1,067,848
		2,323,428
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. (a)	57,400	48,242,978
Evolution Gaming Group AB (e)	112,400	2,210,537
Hilton Worldwide Holdings, Inc.	80,300	7,476,733
McDonald's Corp.	432,700	92,905,017
Sea Ltd. ADR (a)	32,500	1,005,875
Starbucks Corp.	1,388,042	122,730,674
		274,571,814
Household Durables - 0.1%
D.R. Horton, Inc.	20,300	1,070,013
Mohawk Industries, Inc. (a)	54,777	6,796,182
NVR, Inc. (a)	800	2,973,880
		10,840,075
Internet & Direct Marketing Retail - 5.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	30,000	5,016,900
Amazon.com, Inc. (a)	472,000	819,349,520
eBay, Inc.	2,534,600	98,798,708
Meituan Dianping Class B	106,000	1,083,303
MercadoLibre, Inc. (a)	14,000	7,717,220
Pinduoduo, Inc. ADR (a)	30,800	992,376
Wayfair LLC Class A (a)	5,100	571,812
		933,529,839
Multiline Retail - 0.5%
Dollar General Corp.	505,200	80,296,488
Dollar Tree, Inc. (a)	64,000	7,306,240
		87,602,728
Specialty Retail - 3.0%
AutoZone, Inc. (a)	43,900	47,614,818
Best Buy Co., Inc.	100,000	6,899,000
Burlington Stores, Inc. (a)	5,200	1,039,064
John David Group PLC	751,500	6,942,987
Lowe's Companies, Inc.	585,200	64,348,592
National Vision Holdings, Inc. (a)	139,400	3,355,358
O'Reilly Automotive, Inc. (a)	51,700	20,602,967
Ross Stores, Inc.	69,500	7,634,575
The Home Depot, Inc.	982,500	227,959,650
TJX Companies, Inc.	2,168,750	120,886,125
Urban Outfitters, Inc. (a)	465,000	13,061,850
		520,344,986
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	203,249	63,280,401
Allbirds, Inc. (a)(b)(c)	26,168	1,315,727
Burberry Group PLC	91,500	2,445,833
Deckers Outdoor Corp. (a)	36,700	5,408,112
Gildan Activewear, Inc.	196,300	6,966,846
Hermes International SCA	4,580	3,164,910
lululemon athletica, Inc. (a)	1,800	346,554
LVMH Moet Hennessy Louis Vuitton SE	13,300	5,276,906
NIKE, Inc. Class B	978,900	91,938,288
Ralph Lauren Corp.	20,900	1,995,323
VF Corp.	371,060	33,020,629
		215,159,529

TOTAL CONSUMER DISCRETIONARY		2,044,372,399

CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	900	327,672
Budweiser Brewing Co. APAC Ltd. (a)(e)	1,521,900	5,475,788
Diageo PLC	217,033	8,865,869
Keurig Dr. Pepper, Inc.	1,140,500	31,158,460
Monster Beverage Corp. (a)	53,200	3,088,792
PepsiCo, Inc.	950,700	130,340,970
The Coca-Cola Co.	729,500	39,713,980
		218,971,531
Food & Staples Retailing - 1.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	190,600	5,840,933
Costco Wholesale Corp.	706,700	203,607,337
Walmart, Inc.	982,000	116,543,760
		325,992,030
Food Products - 0.4%
Barry Callebaut AG	531	1,094,933
Mondelez International, Inc.	281,500	15,572,580
The Hershey Co.	320,000	49,596,800
The Simply Good Foods Co. (a)	229,592	6,655,872
		72,920,185
Household Products - 1.0%
Clorox Co.	38,168	5,796,574
Procter & Gamble Co.	1,383,800	172,117,044
		177,913,618
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	925,300	184,088,435
L'Oreal SA	8,300	2,324,068
Shiseido Co. Ltd.	70,600	5,666,297
Unilever NV	123,700	7,427,864
		199,506,664

TOTAL CONSUMER STAPLES		995,304,028

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Centennial Resource Development, Inc. Class A (a)	870,200	3,928,953
Continental Resources, Inc.	341,800	10,524,022
EOG Resources, Inc.	155,600	11,548,632
Hess Corp.	1,497,300	90,556,704
Magnolia Oil & Gas Corp. Class A (a)	871,000	9,668,100
Noble Energy, Inc.	129,400	2,906,324
Reliance Industries Ltd.	4,715,381	88,924,430
		218,057,165
FINANCIALS - 12.3%
Banks - 3.7%
Bank of America Corp.	7,554,700	220,370,599
Citigroup, Inc.	14,900	1,029,292
HDFC Bank Ltd. sponsored ADR	750,400	42,810,320
JPMorgan Chase & Co.	3,210,900	377,890,821
		642,101,032
Capital Markets - 2.0%
Bank of New York Mellon Corp.	939,160	42,459,424
Brookfield Asset Management, Inc. Class A	209,900	11,145,764
CME Group, Inc.	634,200	134,031,828
Moody's Corp.	16,000	3,277,280
MSCI, Inc.	327,000	71,204,250
S&P Global, Inc.	365,000	89,417,700
Tradeweb Markets, Inc. Class A	40,901	1,512,519
		353,048,765
Consumer Finance - 1.7%
American Express Co.	2,503,900	296,161,292
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	2,375,800	494,213,916
Clarivate Analytics PLC (a)	658,732	11,112,809
		505,326,725
Insurance - 2.0%
Admiral Group PLC	97,240	2,532,311
AFLAC, Inc.	2,109,700	110,379,504
Allstate Corp.	591,546	64,289,219
American International Group, Inc.	556,300	30,985,910
Assurant, Inc.	49,500	6,228,090
Chubb Ltd.	93,900	15,159,216
Hapvida Participacoes e Investimentos SA (e)	464,300	6,017,535
Hiscox Ltd.	168,659	3,442,420
Marsh & McLennan Companies, Inc.	38,900	3,891,945
Progressive Corp.	1,254,400	96,902,400
The Travelers Companies, Inc.	7,100	1,055,699
		340,884,249

TOTAL FINANCIALS		2,137,522,063

HEALTH CARE - 14.8%
Biotechnology - 1.8%
AbbVie, Inc.	926,700	70,169,724
Acceleron Pharma, Inc. (a)	19,921	787,079
Alexion Pharmaceuticals, Inc. (a)	80,200	7,854,788
Allogene Therapeutics, Inc. (d)	113,793	3,101,428
Amgen, Inc.	299,100	57,878,841
Ascendis Pharma A/S sponsored ADR (a)	17,500	1,685,600
bluebird bio, Inc. (a)	31,000	2,846,420
Bridgebio Pharma, Inc.	75,300	1,616,691
Celgene Corp. (a)	576,464	57,242,875
Exact Sciences Corp. (a)	7,311	660,695
Galapagos Genomics NV sponsored ADR (a)	6,100	931,226
Gossamer Bio, Inc. (d)	52,700	884,833
Regeneron Pharmaceuticals, Inc. (a)	54,800	15,201,520
Vertex Pharmaceuticals, Inc. (a)	505,830	85,697,719
Wuxi Biologics (Cayman), Inc. (a)(e)	101,000	1,030,915
		307,590,354
Health Care Equipment & Supplies - 6.8%
Abbott Laboratories	1,794,211	150,121,634
Alcon, Inc. (a)	158,240	9,223,810
Baxter International, Inc.	1,694,000	148,174,180
Becton, Dickinson & Co.	187,400	47,404,704
Boston Scientific Corp. (a)	2,469,200	100,471,748
Danaher Corp.	1,388,400	200,526,612
DexCom, Inc. (a)	184,955	27,602,684
Edwards Lifesciences Corp. (a)	1,188,400	261,341,044
Hoya Corp.	17,300	1,416,921
IDEXX Laboratories, Inc. (a)	10,100	2,746,493
Intuitive Surgical, Inc. (a)	233,537	126,093,632
Masimo Corp. (a)	14,436	2,147,932
ResMed, Inc.	378,284	51,109,951
Smith & Nephew PLC	134,500	3,239,018
Sonova Holding AG Class B	49,000	11,390,211
Stryker Corp.	153,400	33,180,420
		1,176,190,994
Health Care Providers & Services - 3.1%
Anthem, Inc.	101,070	24,266,907
Centene Corp. (a)	549,500	23,771,370
Cigna Corp.	189,100	28,703,489
HCA Holdings, Inc.	248,000	29,864,160
UnitedHealth Group, Inc.	2,039,700	443,267,604
		549,873,530
Health Care Technology - 0.3%
Cerner Corp.	70,200	4,785,534
Veeva Systems, Inc. Class A (a)	323,900	49,456,291
		54,241,825
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)	36,200	1,824,480
Bio-Rad Laboratories, Inc. Class A (a)	6,200	2,062,988
IQVIA Holdings, Inc. (a)	192,810	28,801,958
Mettler-Toledo International, Inc. (a)	56,306	39,661,946
Thermo Fisher Scientific, Inc.	405,400	118,080,858
		190,432,230
Pharmaceuticals - 1.7%
AstraZeneca PLC:
(United Kingdom)	51,266	4,577,496
sponsored ADR	1,359,700	60,601,829
Eli Lilly & Co.	146,417	16,373,813
Hansoh Pharmaceutical Group Co. Ltd. (e)	2,050,000	6,277,352
Idorsia Ltd. (a)	220,300	5,416,725
Johnson & Johnson	108,500	14,037,730
Merck & Co., Inc.	436,000	36,702,480
Novartis AG sponsored ADR	316,300	27,486,470
Roche Holding AG (participation certificate)	155,100	45,159,647
Supernus Pharmaceuticals, Inc. (a)	26,097	717,146
Turning Point Therapeutics, Inc.	54,700	2,056,720
Zoetis, Inc. Class A	640,000	79,737,600
		299,145,008

TOTAL HEALTH CARE		2,577,473,941

INDUSTRIALS - 4.0%
Aerospace & Defense - 1.6%
Harris Corp.	361,130	75,346,163
Huntington Ingalls Industries, Inc.	207,300	43,904,067
Lockheed Martin Corp.	27,300	10,648,638
Northrop Grumman Corp.	37,300	13,979,667
TransDigm Group, Inc.	249,007	129,650,475
		273,529,010
Airlines - 0.0%
Delta Air Lines, Inc.	35,500	2,044,800
Building Products - 0.1%
ASSA ABLOY AB (B Shares)	47,200	1,049,311
Toto Ltd.	578,600	21,790,270
		22,839,581
Commercial Services & Supplies - 0.4%
Cintas Corp.	96,300	25,818,030
Clean TeQ Holdings Ltd. (a)	51,800	10,664
Copart, Inc. (a)	411,000	33,015,630
Waste Connection, Inc. (United States)	33,300	3,063,600
		61,907,924
Electrical Equipment - 0.6%
AMETEK, Inc.	188,339	17,293,287
Fortive Corp.	1,221,300	83,732,328
Generac Holdings, Inc. (a)	54,100	4,238,194
		105,263,809
Industrial Conglomerates - 0.4%
General Electric Co.	2,970,317	26,554,634
Roper Technologies, Inc.	134,000	47,784,400
		74,339,034
Machinery - 0.1%
IDEX Corp.	36,800	6,030,784
Ingersoll-Rand PLC	58,824	7,247,705
		13,278,489
Professional Services - 0.5%
CoStar Group, Inc. (a)	22,100	13,109,720
Experian PLC	233,554	7,463,453
FTI Consulting, Inc. (a)	442,300	46,879,377
Verisk Analytics, Inc.	103,000	16,288,420
		83,740,970
Road & Rail - 0.3%
CSX Corp.	104,597	7,245,434
Norfolk Southern Corp.	46,300	8,318,258
Union Pacific Corp.	243,400	39,425,932
		54,989,624

TOTAL INDUSTRIALS		691,933,241

INFORMATION TECHNOLOGY - 31.7%
Communications Equipment - 0.8%
Cisco Systems, Inc.	1,759,900	86,956,659
Motorola Solutions, Inc.	322,200	54,906,102
Telefonaktiebolaget LM Ericsson (B Shares)	154,600	1,234,687
		143,097,448
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	1,640,636	158,321,374
CDW Corp.	181,400	22,355,736
Keysight Technologies, Inc. (a)	323,600	31,470,100
Zebra Technologies Corp. Class A (a)	95,312	19,669,537
		231,816,747
IT Services - 9.0%
Accenture PLC Class A	443,200	85,249,520
Adyen BV (a)(e)	23,811	15,685,872
Automatic Data Processing, Inc.	34,500	5,568,990
Booz Allen Hamilton Holding Corp. Class A	117,400	8,337,748
Elastic NV	77,795	6,405,640
Endava PLC ADR (a)	15,204	575,471
EPAM Systems, Inc. (a)	84,786	15,458,184
Fidelity National Information Services, Inc.	479,600	63,671,696
Fiserv, Inc. (a)	40,500	4,195,395
FleetCor Technologies, Inc. (a)	128,600	36,879,908
Global Payments, Inc.	744,437	118,365,483
MasterCard, Inc. Class A	1,418,800	385,303,516
MongoDB, Inc. Class A (a)(d)	541,400	65,227,872
Netcompany Group A/S (a)(e)	856	34,140
Okta, Inc. (a)	1,565,300	154,119,438
PagSeguro Digital Ltd. (a)	71,400	3,306,534
PayPal Holdings, Inc. (a)	1,958,800	202,912,092
Square, Inc. (a)	84,600	5,240,970
Twilio, Inc. Class A (a)	61,700	6,784,532
VeriSign, Inc. (a)	68,817	12,980,951
Visa, Inc. Class A	2,110,800	363,078,708
Wix.com Ltd. (a)	40,708	4,752,252
		1,564,134,912
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Micro Devices, Inc. (a)	1,357,600	39,356,824
Analog Devices, Inc.	185,500	20,725,915
Applied Materials, Inc.	41,600	2,075,840
ASML Holding NV	13,400	3,328,828
Broadcom, Inc.	100,000	27,607,000
KLA-Tencor Corp.	258,000	41,138,100
Lam Research Corp.	334,900	77,398,739
Marvell Technology Group Ltd.	191,300	4,776,761
Microchip Technology, Inc.	130,000	12,078,300
Micron Technology, Inc. (a)	347,500	14,890,375
NVIDIA Corp.	520,990	90,688,729
NXP Semiconductors NV	84,800	9,253,376
Qualcomm, Inc.	605,915	46,219,196
Skyworks Solutions, Inc.	80,258	6,360,447
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	48,100	2,235,688
Texas Instruments, Inc.	98,723	12,758,961
Xilinx, Inc.	660,500	63,341,950
		474,235,029
Software - 15.6%
Adobe, Inc. (a)	1,147,200	316,914,000
Alteryx, Inc. Class A (a)	37,800	4,060,854
Atlassian Corp. PLC (a)	1,037,600	130,156,544
Cadence Design Systems, Inc. (a)	128,000	8,458,240
Ceridian HCM Holding, Inc. (a)	118,300	5,840,471
Check Point Software Technologies Ltd. (a)	35,000	3,832,500
Coupa Software, Inc. (a)(d)	576,878	74,746,082
CyberArk Software Ltd. (a)	21,900	2,186,058
Datadog, Inc. Class A (a)	26,000	881,660
DocuSign, Inc. (a)	16,200	1,003,104
Dropbox, Inc. Class A (a)	94,700	1,910,099
Fortinet, Inc. (a)	262,000	20,111,120
HubSpot, Inc. (a)	5,300	803,533
Intuit, Inc.	321,900	85,606,086
Microsoft Corp.	8,432,200	1,172,328,765
Rapid7, Inc. (a)	19,100	866,949
RingCentral, Inc. (a)	829,616	104,249,547
Salesforce.com, Inc. (a)	4,424,007	656,699,599
Slack Technologies, Inc. Class A (a)(d)	571,810	13,569,051
Synopsys, Inc. (a)	63,500	8,715,375
Workday, Inc. Class A (a)	555,600	94,429,776
Zoom Video Communications, Inc. Class A (d)	11,100	845,820
		2,708,215,233
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	1,752,000	392,395,440
Samsung Electronics Co. Ltd.	53,400	2,184,327
		394,579,767

TOTAL INFORMATION TECHNOLOGY		5,516,079,136

MATERIALS - 2.0%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	31,300	6,944,218
Sherwin-Williams Co.	151,600	83,360,292
Westlake Chemical Corp.	157,405	10,313,176
		100,617,686
Construction Materials - 0.0%
Vulcan Materials Co.	700	105,868
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd. (Canada)	17,600	943,201
Barrick Gold Corp.	109,200	1,892,436
Barrick Gold Corp. (Canada)	2,246,809	38,869,957
Franco-Nevada Corp.	740,800	67,501,510
Kirkland Lake Gold Ltd.	2,766,764	123,944,177
Lundin Gold, Inc. (a)	216,600	1,250,700
Newcrest Mining Ltd.	508,938	11,936,893
Royal Gold, Inc.	16,700	2,057,607
		248,396,481

TOTAL MATERIALS		349,120,035

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	774,100	171,176,733
AvalonBay Communities, Inc.	12,300	2,648,559
Equity Residential (SBI)	185,300	15,983,978
Essex Property Trust, Inc.	9,800	3,201,170
Public Storage	65,700	16,114,239
SBA Communications Corp. Class A	220,800	53,245,920
		262,370,599
UTILITIES - 1.0%
Electric Utilities - 0.9%
NextEra Energy, Inc.	636,800	148,368,032
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	631,000	24,987,600

TOTAL UTILITIES		173,355,632

TOTAL COMMON STOCKS
(Cost $12,543,440,698)		17,136,504,567

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (b)(c)	10,328	519,292
Series B (b)(c)	1,814	91,208
Series C (b)(c)	17,341	871,905
		1,482,405
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	5,549	279,004
TOTAL PREFERRED STOCKS
(Cost $1,921,008)		1,761,409

Money Market Funds - 1.9%
Fidelity Cash Central Fund 1.96% (f)	248,755,651	248,805,402
Fidelity Securities Lending Cash Central Fund 1.96% (f)(g)	78,867,675	78,875,562
TOTAL MONEY MARKET FUNDS
(Cost $327,676,056)		327,680,964
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $12,873,037,762)		17,465,946,940
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(82,185,838)
NET ASSETS - 100%		$17,383,761,102

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,077,136 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,732,139 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Allbirds, Inc.	10/9/18	$1,434,943
Allbirds, Inc.	10/9/18	$304,284
Allbirds, Inc. Series A	10/9/18	$566,344
Allbirds, Inc. Series B	10/9/18	$99,472
Allbirds, Inc. Series C	10/9/18	$950,908
Weinstein Co. Holdings LLC Class A-1	10/19/05	$11,714,603

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,949,237
Fidelity Securities Lending Cash Central Fund	419,991
Total	$4,369,228

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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